Document and Entity Information	Feb. 02, 2025
Document Information [Line Items]
Entity Registrant Name	Spire Inc.
Document Type	8-K
Document Period End Date	Feb. 02, 2025
Entity File Number	1-16681
Entity Address, Address Line One	700 Market Street
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101
City Area Code	314
Local Phone Number	342-0500
Entity Incorporation, State or Country Code	MO
Entity Tax Identification Number	74-2976504
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001126956
Common Stock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	SR
Security Exchange Name	NYSE
Depositary Shares Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	SR.PRA
Security Exchange Name	NYSE
Spire Missouri Inc [Member]
Document Information [Line Items]
Entity Registrant Name	Spire Missouri Inc.
Entity File Number	1-1822
Entity Address, Address Line One	700 Market Street
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101
City Area Code	314
Local Phone Number	342-0500
Entity Incorporation, State or Country Code	MO
Entity Tax Identification Number	43-0368139
Spire Alabama Inc [Member]
Document Information [Line Items]
Entity Registrant Name	Spire Alabama Inc.
Entity File Number	2-38960
Entity Address, Address Line One	605 Richard Arrington Blvd N
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35203
City Area Code	205
Local Phone Number	326-8100
Entity Incorporation, State or Country Code	AL
Entity Tax Identification Number	63-0022000